Premier [Member] Expense Example - Premier - BLACKROCK WEALTH LIQUID ENVIRONMENTALLY AWARE FUND - Premier	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	124
Expense Example, with Redemption, 5 Years	236
Expense Example, with Redemption, 10 Years	$ 565